UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 29

Date of reporting period: May 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Diversified Income Fund

5/31/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08

Issuer	Shares/Par	Value ($)
Bonds – 58.5%
Aerospace – 0.3%
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017	$360,000	$369,000
Vought Aircraft Industries, Inc., 8%, 2011	305,000	295,087

		$664,087

Agency - Other – 3.6%
Financing Corp., 9.4%, 2018	$3,475,000	$4,756,267
Financing Corp., 10.35%, 2018	1,415,000	2,055,000
Financing Corp., STRIPS, 0%, 2017	3,375,000	2,184,719

		$8,995,986

Asset Backed & Securitized – 0.8%
Banc of America Commercial Mortgage, Inc., 5.39%, 2045	$70,467	$64,771
Banc of America Commercial Mortgage, Inc., FRN, 6.003%, 2017	145,867	135,405
Banc of America Commercial Mortgage, Inc., FRN, 5.772%, 2017	500,000	459,029
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2017	198,555	137,752
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	48,162	43,892
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045	237,347	218,466
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047	121,251	110,970
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.466%, 2047	189,579	171,698
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049	256,753	232,604
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050	66,000	61,033
Wachovia Bank Commercial Mortgage Trust, FRN, 5.752%, 2047	116,771	83,975
Wachovia Bank Commercial Mortgage Trust, FRN, 6.1%, 2051	256,150	238,895

		$1,958,490

Automotive – 0.8%
Allison Transmission, Inc., 11%, 2015 (l)(n)	$485,000	$457,112
Ford Motor Credit Co. LLC, 9.75%, 2010	381,000	370,671
Ford Motor Credit Co. LLC, 12%, 2015	655,000	654,424
Ford Motor Credit Co. LLC, 8%, 2016	200,000	167,905
Ford Motor Credit Co. LLC, FRN, 4.283%, 2010	185,000	170,014
General Motors Acceptance Corp., 8.375%, 2033 (l)	400,000	274,000

		$2,094,126

Broadcasting – 2.1%
Allbritton Communications Co., 7.75%, 2012	$350,000	$350,875
Bonten Media Acquisition Co., 9%, 2015 (n)(p)	285,000	220,875
CanWest MediaWorks LP, 9.25%, 2015 (n)	120,000	105,000
DIRECTV Holdings LLC, 7.625%, 2016 (z)	300,000	298,875
Grupo Televisa S.A., 8.5%, 2032	422,000	486,224
ION Media Networks, Inc., FRN, 8.963%, 2013 (n)	285,000	179,550
Lamar Media Corp., 6.625%, 2015	390,000	367,575
Lamar Media Corp., “C”, 6.625%, 2015	140,000	131,950
LBI Media, Inc., 8.5%, 2017 (n)	185,000	149,850
LIN TV Corp., 6.5%, 2013	1,150,000	1,091,062
Local TV Finance LLC, 9.25%, 2015 (n)(p)	445,000	358,225
Newport Television LLC, 13%, 2017 (z)(p)	415,000	375,575
Nexstar Broadcasting Group, Inc., 7%, 2014	310,000	274,350
Univision Communications, Inc., 9.75%, 2015 (n)(l)(p)	1,215,000	917,325

		$5,307,311

Brokerage & Asset Managers – 0.2%
Nuveen Investments, Inc., 10.5%, 2015 (n)	$450,000	$423,000

Building – 0.4%
Associated Materials, Inc., 9.75%, 2012	$90,000	$89,550
Associated Materials, Inc., 0% to 2009, 11.25% to 2014 (l)	295,000	201,337
Building Materials Corp. of America, 7.75%, 2014	175,000	150,500
Nortek Holdings, Inc., 10%, 2013 (z)	145,000	144,094

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
Nortek Holdings, Inc., 8.5%, 2014	$240,000	$168,000
Ply Gem Industries, Inc., 9%, 2012 (l)	500,000	343,750

		$1,097,231

Business Services – 0.2%
SunGard Data Systems, Inc., 10.25%, 2015	$507,000	$527,280

Cable TV – 1.2%
CCH I Holdings LLC, 11%, 2015 (l)	$205,000	$174,250
CCH II Holdings LLC, 10.25%, 2010	405,000	402,975
CCO Holdings LLC, 8.75%, 2013	1,185,000	1,125,750
CSC Holdings, Inc., 6.75%, 2012	315,000	305,550
CSC Holdings, Inc., 8.5%, 2015 (z)	295,000	295,000
Mediacom LLC, 9.5%, 2013	380,000	362,900
NTL Cable PLC, 9.125%, 2016	300,000	294,000

		$2,960,425

Chemicals – 1.0%
Braskem S.A., 7.25%, 2018 (z)	$495,000	$495,000
Innophos, Inc., 8.875%, 2014	615,000	627,300
Koppers Holdings, Inc., 9.875%, 2013	190,000	201,400
Momentive Performance Materials, Inc., 11.5%, 2016 (l)	540,000	457,650
Nalco Co., 8.875%, 2013	610,000	642,025

		$2,423,375

Computer Software – 0.2%
First Data Corp., 9.875%, 2015 (n)	$585,000	$529,425

Consumer Goods & Services – 0.5%
Corrections Corp. of America, 6.25%, 2013	$145,000	$142,825
Jarden Corp., 7.5%, 2017	100,000	89,250
KAR Holdings, Inc., 10%, 2015	300,000	273,000
Service Corp. International, 7.375%, 2014	120,000	120,600
Service Corp. International, 7%, 2017	540,000	523,800

		$1,149,475

Containers – 0.5%
Crown Americas LLC, 7.625%, 2013	$190,000	$195,700
Greif, Inc., 6.75%, 2017	570,000	567,150
Owens-Brockway Glass Container, Inc., 8.25%, 2013	450,000	465,750

		$1,228,600

Defense Electronics – 0.2%
L-3 Communications Corp., 5.875%, 2015	$450,000	$426,375

Electronics – 0.2%
Flextronics International Ltd., 6.25%, 2014	$250,000	$238,750
Spansion LLC, 11.25%, 2016 (n)(l)	525,000	325,500

		$564,250

Emerging Market Quasi-Sovereign – 3.5%
Codelco, Inc., 4.75%, 2014	$979,000	$959,115
Codelco, Inc., 5.625%, 2035	1,645,000	1,466,416
Gazprom International S.A., 7.201%, 2020	1,326,964	1,353,503
NAK Naftogaz Ukrainy, 8.125%, 2009	500,000	493,425
National Development Co., 6.369%, 2018 (z)	565,000	580,537
National Power Corp., 6.888%, 2011	381,000	403,358
National Power Corp., 6.875%, 2016 (n)	100,000	100,250
National Power Corp., 6.875%, 2016	300,000	300,750
Pemex Project Funding Master Trust, 5.75%, 2018 (n)	711,000	707,445
Pemex Project Funding Master Trust, 5.75%, 2018	485,000	482,575

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Pemex Project Funding Master Trust, 6.625%, 2035	$1,882,000	$1,900,434

		$8,747,808

Emerging Market Sovereign – 8.8%
Banque Centrale de Tunisie, 7.375%, 2012	$200,000	$215,000
Federative Republic of Brazil, 6%, 2017	2,698,000	2,849,088
Federative Republic of Brazil, 8%, 2018	1,033,000	1,180,202
Gabonese Republic, 8.2%, 2017	700,000	738,500
Republic of Argentina, 7%, 2011	652,000	576,151
Republic of Argentina, 7%, 2013	174,638	138,498
Republic of Argentina, FRN, 3.092%, 2012	1,364,750	1,173,928
Republic of Colombia, 7.375%, 2017	729,000	824,499
Republic of Colombia, 7.375%, 2037	675,000	766,125
Republic of Croatia, FRN, 4%, 2010	568,182	567,176
Republic of El Salvador, 7.65%, 2035 (n)	225,000	239,625
Republic of El Salvador, 7.65%, 2035	200,000	213,000
Republic of Indonesia, 8.5%, 2035	1,265,000	1,365,249
Republic of Panama, 9.375%, 2029	1,387,000	1,870,369
Republic of Panama, 6.7%, 2036	816,000	852,720
Republic of Peru, 8.375%, 2016	202,000	242,400
Republic of Peru, 6.55%, 2037	802,000	842,100
Republic of Philippines, 9.375%, 2017	460,000	570,400
Republic of Philippines, 7.75%, 2031	575,000	636,812
Republic of Turkey, 7.375%, 2025	297,000	297,742
Republic of Turkey, 8%, 2034	85,000	88,876
Republic of Turkey, 6.875%, 2036	575,000	521,812
Republic of Ukraine, 6.75%, 2017	371,000	358,015
Republic of Uruguay, 9.25%, 2017	650,000	796,250
Republic of Uruguay, 8%, 2022	1,351,000	1,479,345
Republic of Uruguay, 7.625%, 2036	700,000	738,500
Russian Federation, 7.5%, 2030	683,658	778,413
United Mexican States, 6.75%, 2034	512,000	559,718
United Mexican States, 6.05%, 2040	466,000	459,010

		$21,939,523

Energy - Independent – 1.4%
Chaparral Energy, Inc., 8.875%, 2017	$175,000	$155,312
Chesapeake Energy Corp., 6.875%, 2016	515,000	505,987
Forest Oil Corp., 7.25%, 2019	210,000	206,325
Forest Oil Corp., 7.25%, 2019 (z)	45,000	44,212
Hilcorp Energy I LP, 9%, 2016 (n)	340,000	352,750
Mariner Energy, Inc., 8%, 2017	345,000	333,787
OPTI Canada, Inc., 8.25%, 2014	395,000	406,850
Plains Exploration & Production Co., 7%, 2017	520,000	500,500
Plains Exploration & Production Co., 7.625%, 2018	155,000	155,775
Quicksilver Resources, Inc., 7.125%, 2016	295,000	287,625
SandRidge Energy, Inc., 8.625%, 2015 (z)(p)	115,000	118,162
SandRidge Energy, Inc., 8%, 2018 (z)	320,000	324,000

		$3,391,285

Energy - Integrated – 0.3%
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)	$746,000	$724,515

Entertainment – 0.0%
Marquee Holdings, Inc., 12%, 2014	$120,000	$96,600

Financial Institutions – 0.3%
General Motors Acceptance Corp., 6.875%, 2011	$992,000	$836,346

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Financial Institutions – continued
Residential Capital LLC, 8.5%, 2012		$36,000	$18,000

			$854,346

Food & Beverages – 0.4%
ARAMARK Corp., 8.5%, 2015		$485,000	$496,519
Dean Foods Co., 7%, 2016		325,000	303,062
Del Monte Corp., 6.75%, 2015		300,000	290,250

			$1,089,831

Forest & Paper Products – 0.7%
Buckeye Technologies, Inc., 8%, 2010		$384,000	$384,000
Catalyst Paper Corp., 8.625%, 2011		95,000	82,175
Georgia-Pacific Corp., 7.125%, 2017 (z)		165,000	162,937
Georgia-Pacific Corp., 8%, 2024		90,000	86,850
Graphic Packaging International Corp., 9.5%, 2013		125,000	125,937
Millar Western Forest Products Ltd., 7.75%, 2013		585,000	391,950
NewPage Holding Corp., 10%, 2012 (n)		515,000	548,475
Smurfit-Stone Container Corp., 8%, 2017		100,000	86,250

			$1,868,574

Gaming & Lodging – 1.6%
Firekeepers Development Authority, 13.875%, 2015 (z)		$270,000	$270,675
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)		720,000	523,800
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		500,000	433,750
Harrah’s Operating Co., Inc., 5.75%, 2017		220,000	121,550
Harrah’s Operating Co., Inc., 10.75%, 2018 (n)(p)		455,000	359,450
MGM Mirage, 8.375%, 2011		200,000	198,250
MGM Mirage, 6.75%, 2013		750,000	678,750
Pinnacle Entertainment, Inc., 7.5%, 2015 (n)		235,000	193,875
Station Casinos, Inc., 6%, 2012		45,000	37,800
Station Casinos, Inc., 6.5%, 2014 (l)		645,000	406,350
Station Casinos, Inc., 6.875%, 2016		475,000	289,156
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015 (l)		765,000	518,287

			$4,031,693

Industrial – 0.2%
Blount, Inc., 8.875%, 2012		$280,000	$284,200
JohnsonDiversey Holdings, Inc., 9.625%, 2012	EUR	75,000	114,337
JohnsonDiversey Holdings, Inc., 10.67%, 2013		$240,000	240,000

			$638,537

Insurance - Property & Casualty – 0.1%
USI Holdings Corp., 9.75%, 2015 (n)		$280,000	$226,800

Major Banks – 0.2%
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		$435,000	$433,073

Medical & Health Technology & Services – 2.1%
Community Health Systems, Inc., 8.875%, 2015		$560,000	$577,500
Cooper Cos., Inc., 7.125%, 2015		230,000	220,225
DaVita, Inc., 7.25%, 2015		720,000	703,800
HCA, Inc., 6.375%, 2015		395,000	343,650
HCA, Inc., 9.25%, 2016		1,275,000	1,346,719
LVB Acquisition Merger Sub, Inc., 10%, 2017 (n)		385,000	412,913
LVB Acquisition Merger Sub, Inc., 11.625%, 2017 (n)		355,000	376,300
Psychiatric Solutions, Inc., 7.75%, 2015		190,000	194,750
U.S. Oncology, Inc., 10.75%, 2014		450,000	453,375
Universal Hospital Services, Inc., 8.5%, 2015 (p)		205,000	207,050
Universal Hospital Services, Inc., FRN, 8.287%, 2015		65,000	61,588

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
VWR Funding, Inc., 10.25%, 2015 (p)	$355,000	$331,925

		$5,229,795

Metals & Mining – 1.3%
FMG Finance Ltd., 10.625%, 2016 (n)	$790,000	$916,400
Foundation PA Coal Co., 7.25%, 2014	100,000	102,500
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	670,000	720,250
Freeport-McMoRan Copper & Gold, Inc., FRN, 5.883%, 2015	280,000	279,972
Peabody Energy Corp., 7.375%, 2016	105,000	107,363
Peabody Energy Corp., “B”, 6.875%, 2013	540,000	545,400
PNA Group, Inc., 10.75%, 2016	500,000	475,000

		$3,146,885

Mortgage Backed – 14.5%
Fannie Mae, 4.35%, 2013	$185,468	$180,087
Fannie Mae, 4.374%, 2013	132,587	129,272
Fannie Mae, 4.518%, 2013	123,344	121,221
Fannie Mae, 5.549%, 2013	97,317	98,742
Fannie Mae, 4.559%, 2014	134,536	131,149
Fannie Mae, 4.775%, 2014	84,589	83,618
Fannie Mae, 4.871%, 2014	317,532	314,899
Fannie Mae, 4.88%, 2014	104,125	102,798
Fannie Mae, 4.935%, 2014	168,755	167,670
Fannie Mae, 4.56%, 2015	76,409	73,973
Fannie Mae, 4.6%, 2015	28,800	27,850
Fannie Mae, 4.69%, 2015	201,200	196,264
Fannie Mae, 4.7%, 2015	150,489	146,528
Fannie Mae, 4.78%, 2015	85,441	83,471
Fannie Mae, 4.79%, 2015	128,504	125,659
Fannie Mae, 4.81%, 2015	192,231	188,085
Fannie Mae, 4.85%, 2015	185,199	182,180
Fannie Mae, 4.856%, 2015	67,254	65,403
Fannie Mae, 4.86%, 2015	168,874	166,479
Fannie Mae, 4.925%, 2015	152,874	151,075
Fannie Mae, 5.034%, 2015	66,761	66,100
Fannie Mae, 5.09%, 2016	142,971	141,376
Fannie Mae, 5.395%, 2016	111,952	112,502
Fannie Mae, 5.423%, 2016	34,057	34,469
Fannie Mae, 5.845%, 2016	69,585	71,835
Fannie Mae, 5.93%, 2016	121,561	126,247
Fannie Mae, 4.996%, 2017	281,144	278,918
Fannie Mae, 5.05%, 2017	70,000	68,875
Fannie Mae, 5.06%, 2017	110,000	108,295
Fannie Mae, 5.28%, 2017	115,000	114,655
Fannie Mae, 5.3%, 2017	167,902	167,546
Fannie Mae, 5.32%, 2017	115,905	115,763
Fannie Mae, 5.38%, 2017	108,671	108,961
Fannie Mae, 5.45%, 2017	112,535	113,304
Fannie Mae, 5.5%, 2017 - 2038	10,741,368	10,713,181
Fannie Mae, 5.54%, 2017	190,000	192,317
Fannie Mae, 6%, 2017 - 2037	4,091,773	4,166,835
Fannie Mae, 6.5%, 2017 - 2037	349,496	361,213
Fannie Mae, 4.5%, 2018 - 2020	2,317,769	2,273,645
Fannie Mae, 5.19%, 2020	99,455	97,125
Fannie Mae, 5.35%, 2023	98,240	97,971
Fannie Mae, 5%, 2025 - 2028	1,910,087	1,933,246
Freddie Mac, 4.5%, 2015 - 2021	113,719	114,507

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Mortgage Backed – continued
Freddie Mac, 6%, 2017 - 2037		627,538	$638,670
Freddie Mac, 5%, 2018 - 2027		3,767,678	3,797,702
Freddie Mac, 5.5%, 2022 - 2035		3,224,463	3,245,827
Freddie Mac, 4%, 2024		200,576	201,165
Freddie Mac, 6.5%, 2037		1,333,986	1,378,300
Ginnie Mae, 5.5%, 2033 - 2038		1,390,861	1,393,889
Ginnie Mae, 5.612%, 2058		340,000	337,875
Ginnie Mae, TBA, 5.5%, 2038		909,000	909,000

			$36,217,737

Municipals – 1.0%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039		$585,000	$629,349
Clark County, NV School District, 5%, 2017		500,000	548,300
Commonwealth of Puerto Rico, ‘‘A’’, 5%, 2014 (c)		1,000,000	1,099,220
Minnesota Public Facilities Authority, Water Pollution Control Rev., “B”, 5%, 2018		310,000	340,563

			$2,617,432

Natural Gas - Distribution – 0.4%
AmeriGas Partners LP, 7.125%, 2016		$285,000	$276,450
Inergy LP, 6.875%, 2014		820,000	791,300

			$1,067,750

Natural Gas - Pipeline – 0.6%
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)		$375,000	$385,755
El Paso Corp., 7.25%, 2018		190,000	190,713
Intergas Finance B.V., 6.875%, 2011		500,000	495,000
Transcapitalinvest, 5.67%, 2014		248,000	240,275
Williams Partners LP, 7.25%, 2017		175,000	178,938

			$1,490,681

Network & Telecom – 0.9%
Cincinnati Bell, Inc., 8.375%, 2014		$395,000	$393,025
Citizens Communications Co., 9.25%, 2011		250,000	262,188
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)		195,000	192,075
Qwest Capital Funding, Inc., 7.25%, 2011		985,000	962,838
Windstream Corp., 8.625%, 2016		385,000	397,994

			$2,208,120

Other Banks & Diversified Financials – 0.0%
RSHB Capital S.A., 7.125%, 2014 (z)		$100,000	$100,620

Precious Metals & Minerals – 0.2%
Alrosa Finance S.A., 8.875%, 2014		$482,000	$523,500

Printing & Publishing – 1.0%
American Media Operations, Inc., 10.25%, 2009		$14,726	$12,370
American Media Operations, Inc., “B”, 10.25%, 2009 (l)		405,000	340,200
Dex Media West LLC, 9.875%, 2013		443,000	426,941
Dex Media, Inc., 0% to 2008, 9% to 2013		250,000	193,750
Idearc, Inc., 8%, 2016		591,000	422,565
Nielsen Co. B.V., 0% to 2011, 11.125% to 2016	EUR	115,000	116,281
Nielsen Finance LLC, 10%, 2014		$575,000	592,969
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016		25,000	18,125
Quebecor World, Inc., 6.125%, 2013 (l)(d)		120,000	59,400
R.H. Donnelley Corp., 8.875%, 2016		390,000	267,150

			$2,449,751

Retailers – 0.1%
Couche-Tard, Inc., 7.5%, 2013		$130,000	$131,625
Sally Holdings LLC, 10.5%, 2016 (l)		55,000	53,625

			$185,250

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.1%
Payless ShoeSource, Inc., 8.25%, 2013	$170,000	$152,150

Steel – 0.2%
Evraz Group S.A., 8.875%, 2013 (z)	$620,000	$632,400

Supermarkets – 0.1%
Stater Brothers Holdings, Inc., 7.75%, 2015	$230,000	$231,150

Telecommunications - Wireless – 0.8%
Alltel Corp., 7%, 2012	$263,000	$230,125
MetroPCS Wireless, Inc., 9.25%, 2014	315,000	302,794
Vimpel-Communications, 8.375%, 2013 (z)	562,000	572,546
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	750,000	802,500

		$1,907,965

Transportation - Services – 0.1%
Hertz Corp., 8.875%, 2014	$180,000	$179,100

U.S. Government Agencies – 1.5%
Freddie Mac, 5.4%, 2009	$2,522,000	$2,530,020
Small Business Administration, 5.16%, 2018	500,000	483,800
Small Business Administration, 6.34%, 2021	413,637	428,519
Small Business Administration, 6.07%, 2022	359,616	375,535

		$3,817,874

U.S. Treasury Obligations – 1.8%
U.S. Treasury Bonds, 9.25%, 2016	$47,000	$63,792
U.S. Treasury Bonds, 6.75%, 2026 (l)	2,686,000	3,347,008
U.S. Treasury Bonds, 4.375%, 2038	130,000	123,195
U.S. Treasury Notes, 6.5%, 2010	53,000	56,428
U.S. Treasury Notes, 5.125%, 2011 (f)(l)	531,000	563,773
U.S. Treasury Notes, 4.125%, 2012 (l)	294,000	303,785
U.S. Treasury Notes, 4%, 2014 (l)	18,000	18,440

		$4,476,421

Utilities - Electric Power – 2.1%
AES Corp., 9.375%, 2010	$30,000	$31,800
Centrais Eletricas Brasileiras S.A., 7.75%, 2015	418,000	452,485
Dynegy Holdings, Inc., 7.5%, 2015	180,000	170,100
Edison Mission Energy, 7%, 2017	430,000	420,325
Enersis S.A., 7.375%, 2014	450,000	476,297
Mirant Americas Generation LLC, 8.3%, 2011	600,000	622,500
Mirant North America LLC, 7.375%, 2013	135,000	136,013
NRG Energy, Inc., 7.375%, 2016	1,155,000	1,126,125
Reliant Energy, Inc., 6.75%, 2014	440,000	449,900
Reliant Energy, Inc., 7.875%, 2017	415,000	417,075
Sierra Pacific Resources, 8.625%, 2014	135,000	141,223
Texas Competitive Electric Holdings LLC, 10.25%, 2015 (n)	690,000	704,663

		$5,148,506

Total Bonds		$146,175,108

Floating Rate Loans – 1.9% (g)(r)
Aerospace – 0.1%
Hawker Beechcraft Acquisition Co., Letter of Credit, 4.7%, 2014	$11,609	$10,867
Hawker Beechcraft Acquisition Co., Term Loan B, 4.7%, 2014	299,087	279,973

		$290,840

Automotive – 0.5%
Federal Mogul Corp., Term Loan B, 4.49%, 2015	$229,020	$195,812
Ford Motor Co., Term Loan B, 5.8%, 2013	879,640	757,773

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Automotive – continued
Mark IV Industries, Inc., Second Lien Term Loan, 11.3%, 2011	$300,597	$121,742

		$1,075,327

Broadcasting – 0.1%
Young Broadcasting, Inc., Term Loan, 5.23%, 2012	$158,436	$141,800
Young Broadcasting, Inc., Term Loan B-1, 5.25%, 2012	146,627	131,231

		$273,031

Computer Software – 0.2%
First Data Corp., Term Loan B-2, 5.17%, 2014	$593,644	$550,268

Forest & Paper Products – 0.1%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2009	$148,613	$147,498

Gaming & Lodging – 0.3%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 5.89%, 2014 (o)	$302,859	$198,751
Harrahs Entertainment, Inc., Term Loan B-2, 5.92%, 2015	620,883	579,653

		$778,404

Medical & Health Technology & Services – 0.2%
Community Health Systems, Inc., Delayed Draw Term Loan B, 2014 (q)	$5,230	$4,930
Community Health Systems, Inc., Term Loan, 4.83%, 2014	102,256	96,396
HCA, Inc., Term Loan B, 4.95%, 2013	432,370	406,594

		$507,920

Printing & Publishing – 0.1%
Idearc, Inc., Term Loan B, 2014 (o)	$24,624	$20,456
Tribune Co., Term Loan B, 2014 (o)	347,940	257,186

		$277,642

Specialty Stores – 0.0%
Michaels Stores, Inc., Term Loan B, 5.04%, 2013	$83,135	$72,244

Telecommunications - Wireless – 0.1%
Alltel Corp., Term Loan B-2, 2015 (o)	$333,333	$308,981

Utilities - Electric Power – 0.2%
Calpine Corp., Term Loan, 5.58%, 2009	$215,817	$208,735
TXU Corp. Term Loan B-3, 6.26%, 2014	279,535	262,693
		$471,428

Total Floating Rate Loans		$4,753,583

Common Stocks – 35.2%
Aerospace – 0.2%
Northrop Grumman Corp.	7,076	$533,955

Apparel Manufacturers – 0.1%
Coach, Inc. (a)	7,420	$269,346

Automotive – 0.1%
Goodyear Tire & Rubber Co. (a)	5,380	$136,706

Biotechnology – 0.0%
Amgen, Inc. (a)	2,567	$113,025

Broadcasting – 0.2%
Walt Disney Co.	13,949	$468,686

Brokerage & Asset Managers – 0.6%
Goldman Sachs Group, Inc.	740	$130,543
Lehman Brothers Holdings, Inc.	5,152	189,645
Merrill Lynch & Co., Inc.	4,450	195,444
Morgan Stanley	20,860	922,638

		$1,438,270

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Cable TV – 0.2%
Comcast Corp., “A”	21,620	$486,450

Chemicals – 0.4%
Dow Chemical Co.	14,024	$566,570
PPG Industries, Inc.	7,470	470,834

		$1,037,404

Computer Software - Systems – 0.6%
International Business Machines Corp.	11,440	$1,480,679

Construction – 0.3%
Lennar Corp.	7,740	$130,651
NVR, Inc. (a)	980	554,063

		$684,714

Consumer Goods & Services – 0.4%
Kimberly-Clark Corp.	1,983	$126,515
Procter & Gamble Co.	11,660	770,143

		$896,658

Electrical Equipment – 0.6%
General Electric Co.	34,762	$1,067,889
Rockwell Automation, Inc.	2,047	119,852
WESCO International, Inc. (a)	5,500	243,705

		$1,431,446

Electronics – 0.3%
Intel Corp.	36,497	$846,000

Energy - Independent – 0.2%
Apache Corp.	2,610	$349,897
Stone Energy Corp. (a)	1,820	122,996

		$472,893

Energy - Integrated – 3.1%
Chevron Corp.	25,185	$2,497,093
ConocoPhillips	5,280	491,568
Exxon Mobil Corp.	32,150	2,853,634
Hess Corp.	9,590	1,177,748
Marathon Oil Corp.	11,870	609,999

		$7,630,042

Food & Beverages – 0.3%
General Mills, Inc.	10,767	$680,474
SYSCO Corp.	3,550	109,553

		$790,027

Food & Drug Stores – 0.2%
CVS Caremark Corp.	14,380	$615,320

Forest & Paper Products – 0.6%
Weyerhaeuser Co.	24,004	$1,496,169

Gaming & Lodging – 0.2%
Royal Caribbean Cruises Ltd.	18,451	$548,364

General Merchandise – 0.3%
Macy’s, Inc.	7,395	$175,040
Wal-Mart Stores, Inc.	8,970	517,928

		$692,968

Health Maintenance Organizations – 0.1%
WellPoint, Inc. (a)	4,190	$233,886

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 1.9%
Ace Ltd.	2,897	$174,023
Allstate Corp.	7,570	385,616
Endurance Specialty Holdings Ltd.	8,690	292,505
Hartford Financial Services Group, Inc.	9,650	685,826
IPC Holdings Ltd.	13,980	397,032
MetLife, Inc.	11,442	686,863
Protective Life Corp.	3,090	129,718
Prudential Financial, Inc.	6,930	517,671
Travelers Cos., Inc.	27,310	1,360,311
XL Capital Ltd., “A”	6,060	211,555

		$4,841,120

Machinery & Tools – 0.9%
Eaton Corp.	10,880	$1,051,878
Ingersoll-Rand Co. Ltd., “A”	6,310	277,892
Timken Co.	28,726	1,052,233

		$2,382,003

Major Banks – 2.0%
Bank of America Corp.	58,151	$1,977,716
JPMorgan Chase & Co.	49,310	2,120,330
PNC Financial Services Group, Inc.	7,620	489,585
Regions Financial Corp.	16,589	295,616

		$4,883,247

Medical & Health Technology & Services – 0.6%
Omnicare, Inc.	15,760	$385,805
Tenet Healthcare Corp. (a)	204,939	1,209,140

		$1,594,945

Metals & Mining – 0.6%
Allegheny Technologies, Inc.	2,132	$159,900
Freeport-McMoRan Copper & Gold, Inc.	3,980	460,526
Nucor Corp.	5,071	379,311
Southern Copper Corp. (l)	1,493	164,573
United States Steel Corp.	1,700	293,607

		$1,457,917

Natural Gas - Distribution – 0.1%
Energen Corp.	4,200	$314,790

Natural Gas - Pipeline – 0.4%
El Paso Corp.	26,940	$526,677
Williams Cos., Inc.	14,079	535,565

		$1,062,242

Other Banks & Diversified Financials – 0.9%
Allied Capital Corp. (l)	16,520	$328,087
American Capital Strategies Ltd. (l)	9,320	298,240
Citigroup, Inc.	40,793	892,959
New York Community Bancorp, Inc.	22,370	459,032
TCF Financial Corp.	11,120	183,702

		$2,162,020

Pharmaceuticals – 1.5%
Bristol-Myers Squibb Co.	20,886	$475,992
Eli Lilly & Co.	2,422	116,595
Johnson & Johnson	16,960	1,131,910
Merck & Co., Inc.	19,983	778,538
Pfizer, Inc.	49,410	956,578

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Wyeth	6,090	$270,822

		$3,730,435

Printing & Publishing – 0.1%
Deluxe Corp.	5,690	$128,196

Railroad & Shipping – 0.2%
Frontline Ltd. (l)	7,330	$467,214

Real Estate – 13.4%
Alexandria Real Estate Equities, Inc., REIT	16,866	$1,759,124
AvalonBay Communities, Inc., REIT	10,595	1,072,214
BRE Properties, Inc., REIT	25,190	1,220,707
Douglas Emmett, Inc., REIT	11,992	293,804
EastGroup Properties, Inc., REIT	25,885	1,230,314
Equity Residential, REIT	23,967	1,013,564
General Growth Properties, Inc., REIT	39,998	1,662,317
HCP, Inc., REIT	9,178	314,438
Highwoods Properties, Inc., REIT	41,822	1,505,592
Host Hotels & Resorts, Inc., REIT	69,071	1,187,330
Kimco Realty Corp., REIT	40,843	1,607,172
Lexington Corporate Properties Trust, REIT	87,177	1,359,089
Macerich Co., REIT	23,233	1,661,856
Medical Properties Trust, Inc., REIT	174,503	2,130,682
Nationwide Health Properties, Inc., REIT	20,704	706,628
Pennsylvania Real Estate Investment Trust, REIT	37,337	1,002,498
Plum Creek Timber Co., Inc., REIT	34,478	1,608,399
ProLogis, REIT	31,651	1,960,146
Public Storage, Inc., REIT	13,763	1,212,933
Regency Centers Corp., REIT	16,548	1,100,277
Simon Property Group, Inc., REIT	28,412	2,823,016
SL Green Realty Corp., REIT	20,660	2,059,802
Ventas, Inc., REIT	24,528	1,169,004
Vornado Realty Trust, REIT	17,486	1,708,907

		$33,369,813

Restaurants – 0.4%
Darden Restaurants, Inc.	29,712	$1,017,636

Specialty Stores – 0.1%
Advance Auto Parts, Inc.	4,770	$192,231

Telephone Services – 1.4%
AT&T, Inc.	29,140	$1,162,686
Citizens Communications Co.	12,210	142,369
Embarq Corp.	19,269	911,809
Qwest Communications International, Inc. (l)	93,090	451,487
Verizon Communications, Inc.	23,580	907,123

		$3,575,474

Tobacco – 0.4%
Altria Group, Inc.	18,210	$405,355
Philip Morris International, Inc.	13,700	721,442

		$1,126,797

Utilities - Electric Power – 1.3%
American Electric Power Co., Inc.	11,751	$497,420
Duke Energy Corp.	18,070	333,934
Edison International	14,620	778,223
FirstEnergy Corp.	8,990	707,603
FPL Group, Inc.	3,110	209,987

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
NRG Energy, Inc. (a)	10,020	$416,732
Public Service Enterprise Group, Inc.	7,420	328,409

		$3,272,308

Total Common Stocks		$87,881,396

Preferred Stocks – 0.2%
Brokerage & Asset Managers – 0.2%
Merrill Lynch Co., Inc., 8.625% (a)	20,475	$509,213

Money Market Funds (v) – 4.5%
U.S. Treasury Obligations – 4.5%
MFS Institutional Money Market Portfolio, 2.45%, at Net Asset Value	$11,279,180	$11,279,180

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
Call Options Purchased – 0.0%
U.S. Treasury Future – June 08 @ $115 (a)	5	$781

Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 2.7%
Citigroup Global Markets, Inc., Repurchase Agreement, 2.3%, dated 5/30/08, due 6/02/08, total to be received $5,665,885 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Net Asset Value	5,664,799	$5,664,799
Merrill Lynch Repurchase Agreement, 2.2%, dated 5/30/08, due 6/02/08, total to be received $1,000,183 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Net Asset Value	1,000,000	1,000,000

Total Collateral for Securities Loaned		$6,664,799

Total Investments		$257,264,060

Other Assets, Less Liabilities – (3.0)%		(7,537,444)

Net Assets – 100.0%		$249,726,616

(a)	Non-income producing security.

(c)	Refunded bond.

(d)	Non-income producing security - in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end unless otherwise indicated.

(l)	All or a portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,867,203, representing 4.8% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Braskem S.A., 7.25%, 2018	5/29/08	$490,679	$495,000
CSC Holdings, Inc., 8.5%, 2015	5/28/08	295,000	295,000
DIRECTV Holdings LLC, 7.625%, 2016	5/07/08	300,000	298,875

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
Evraz Group S.A., 8.875%, 2013	4/25/08	$629,168	$632,400
Firekeepers Development Authority, 13.875%, 2015	4/22/08	261,252	270,675
Forest Oil Corp., 7.25%, 2019	5/19/08	45,112	44,212
Georgia-Pacific Corp., 7.125%, 2017	4/22/08 - 4/23/08	165,223	162,937
National Development Co., 6.369%, 2018	5/28/08	566,617	580,537
Newport Television LLC, 13%, 2017	5/05/08 - 5/16/08	370,381	375,575
Nortek Holdings, Inc., 10%, 2013	5/13/08	143,494	144,094
RSHB Capital S.A., 7.125%, 2014	5/21/08	100,000	100,620
SandRidge Energy, Inc., 8%, 2018	5/15/08	320,000	324,000
SandRidge Energy, Inc., 8.625%, 2015	5/07/08	119,572	118,162
Vimpel-Communications, 8.375%, 2013	4/24/08	562,000	572,546

Total Restricted Securities			$4,414,633

% of Net Assets			1.8%

The following abbreviations are used in this report and are defined:

CLN	Credit-Linked Note

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

REIT	Real Estate Investment Trust

STRIPS	Separate Trading of Registered Interest and Principal of Securities

TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Diversified Income Fund

Supplemental Information (Unaudited) 5/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of May 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$99,670,571	$157,593,489	$—	$257,264,060
Other Financial Instruments	$(15,498)	$(1,437)	$—	$(16,935)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$262,751,230

Gross unrealized appreciation	$5,767,468
Gross unrealized depreciation	(11,254,638)

Net unrealized appreciation (depreciation)	$(5,487,170)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Securities Lending Collateral

At May 31, 2008, the value of securities loaned was $9,194,874. These loans were collateralized by cash of $6,664,799 and U.S. Treasury obligations of $2,742,273.

(4) Derivative Contracts at 5/31/08

Forward Foreign Currency Exchange Contracts at 5/31/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Depreciation
SELL	EUR	100,793	6/30/2008	$155,661	$156,603	$(942)
SELL	EUR	28,830	6/30/2008	44,299	44,794	(495)

						$(1,437)

MFS Diversified Income Fund

Supplemental Information (Unaudited) 5/31/08

Futures contracts outstanding at 5/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond (Short)	24	$2,724,000	Sep-08	$(12,834)
U.S. Treasury Note 2 yr (Long)	35	7,371,875	Sep-08	2,612
U.S. Treasury Note 5 yr (Long)	46	5,057,125	Sep-08	(8,786)
U.S. Treasury Note 10 yr (Short)	25	2,810,156	Sep-08	3,510

				$(15,498)

At May 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(5) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended May 31, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,652,415	30,326,428	(25,699,663)	11,279,180

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	—	$—	$69,657	$11,279,180

MFS® Government Securities Fund

5/31/08
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Government Securities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08

Issuer	Shares/Par	Value ($)
Bonds – 98.6%
Agency - Other – 6.8%
Financing Corp., 10.7%, 2017	$14,360,000	$20,970,480
Financing Corp., 9.4%, 2018	11,750,000	16,082,343
Financing Corp., 9.8%, 2018	14,975,000	21,008,997
Financing Corp., 10.35%, 2018	15,165,000	22,024,084
Financing Corp., STRIPS, 0%, 2017	18,780,000	12,156,745

		$92,242,649

Mortgage Backed – 54.4%
Fannie Mae, 4.35%, 2013	$904,156	$877,922
Fannie Mae, 4.374%, 2013	2,519,162	2,456,177
Fannie Mae, 4.5%, 2019	43,955,247	43,094,141
Fannie Mae, 4.518%, 2014	3,067,382	2,993,387
Fannie Mae, 4.543%, 2013	1,440,241	1,415,719
Fannie Mae, 4.56%, 2015	2,330,810	2,256,493
Fannie Mae, 4.6%, 2014	1,804,079	1,763,195
Fannie Mae, 4.62%, 2015	3,331,044	3,239,329
Fannie Mae, 4.665%, 2015	1,573,667	1,532,085
Fannie Mae, 4.666%, 2014	5,883,008	5,760,657
Fannie Mae, 4.69%, 2015	1,282,530	1,251,069
Fannie Mae, 4.7%, 2015	1,805,600	1,761,191
Fannie Mae, 4.73%, 2012	2,756,464	2,740,746
Fannie Mae, 4.74%, 2015	1,781,476	1,740,553
Fannie Mae, 4.77%, 2014	1,554,276	1,528,400
Fannie Mae, 4.78%, 2015	1,942,113	1,897,328
Fannie Mae, 4.786%, 2012	778,948	777,140
Fannie Mae, 4.79%, 2012 - 2015	13,260,028	13,304,107
Fannie Mae, 4.81%, 2015	1,672,410	1,636,340
Fannie Mae, 4.815%, 2015	1,968,000	1,928,259
Fannie Mae, 4.82%, 2014 - 2015	6,548,902	6,430,633
Fannie Mae, 4.839%, 2014	8,841,493	8,742,253
Fannie Mae, 4.845%, 2013	3,736,886	3,712,594
Fannie Mae, 4.85%, 2015	1,434,336	1,410,956
Fannie Mae, 4.87%, 2015	1,368,682	1,345,884
Fannie Mae, 4.871%, 2014	5,640,388	5,593,610
Fannie Mae, 4.88%, 2020	1,273,957	1,275,526
Fannie Mae, 4.89%, 2015	1,267,023	1,248,460
Fannie Mae, 4.92%, 2014	1,217,088	1,215,567
Fannie Mae, 4.925%, 2015	5,327,346	5,264,662
Fannie Mae, 4.935%, 2014	783,773	778,732
Fannie Mae, 4.996%, 2017	4,466,879	4,431,512
Fannie Mae, 5%, 2013 - 2027	46,153,074	46,420,015
Fannie Mae, 5.05%, 2017	1,897,000	1,866,506
Fannie Mae, 5.06%, 2013 - 2017	2,882,129	2,861,064
Fannie Mae, 5.09%, 2016	600,000	592,097
Fannie Mae, 5.1%, 2014	1,964,247	1,960,714
Fannie Mae, 5.19%, 2020	1,537,284	1,501,280
Fannie Mae, 5.3%, 2017	790,126	788,450
Fannie Mae, 5.369%, 2013	1,946,336	1,974,830
Fannie Mae, 5.38%, 2017	2,084,501	2,090,062
Fannie Mae, 5.423%, 2016	2,951,313	2,986,997
Fannie Mae, 5.471%, 2015	2,391,825	2,428,493
Fannie Mae, 5.5%, 2017 - 2038	203,576,024	203,323,085
Fannie Mae, 6%, 2017 - 2037	71,722,713	73,050,351
Fannie Mae, 6.5%, 2016 - 2036	23,660,488	24,545,904
Fannie Mae, 7.5%, 2024 - 2031	577,880	623,330

1

MFS Government Securities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage Backed – continued
Freddie Mac, 3.75%, 2024	$2,103,053	$2,104,491
Freddie Mac, 4%, 2024	1,967,698	1,973,473
Freddie Mac, 4.375%, 2015	5,825,017	5,822,840
Freddie Mac, 4.5%, 2013 - 2021	4,627,457	4,647,491
Freddie Mac, 5%, 2016 - 2027	53,859,580	54,377,321
Freddie Mac, 5.5%, 2022 - 2035	67,648,138	67,832,399
Freddie Mac, 6%, 2017 - 2037	27,868,130	28,413,611
Freddie Mac, 6.5%, 2016 - 2037	11,620,514	12,011,222
Ginnie Mae, 5.5%, 2033 - 2038	31,835,787	31,901,470
Ginnie Mae, 5.612%, 2058	7,610,000	7,562,438
Ginnie Mae, TBA, 5.5%, 2038	18,617,000	18,617,000

		$737,681,561

Municipals – 3.0%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$12,420,000	$13,361,560
Clark County, NV School District, 5%, 2017	9,115,000	9,995,509
Commonwealth of Puerto Rico, ‘‘A’’, 5%, 2014 (c)	5,960,000	6,551,351
Minnesota Public Facilities Authority, Water Pollution Control Rev., “B”, 5%, 2018	2,325,000	2,554,222
New Jersey State Turnpike Authority, 5.75%, 2010 (c)	6,915,000	7,281,841

		$39,744,483

U.S. Government Agencies – 7.4%
Aid-Egypt, 4.45%, 2015	$7,118,000	$7,117,573
Empresa Energetica Cornito Ltd., 6.07%, 2010	3,889,000	4,049,888
Farmer Mac, 5.5%, 2011 (n)	11,110,000	11,661,012
Federal Home Loan Bank, 5%, 2008	15,000,000	15,039,405
Small Business Administration, 4.77%, 2024	4,596,922	4,496,662
Small Business Administration, 4.86%, 2024 - 2025	7,970,335	7,816,088
Small Business Administration, 4.88%, 2024	2,720,462	2,655,420
Small Business Administration, 4.89%, 2023	5,816,186	5,685,636
Small Business Administration, 4.98%, 2023	2,236,773	2,217,385
Small Business Administration, 4.99%, 2024	4,135,937	4,056,524
Small Business Administration, 5.11%, 2025	4,140,968	4,093,037
Small Business Administration, 5.52%, 2024	3,610,214	3,671,472
Small Business Administration, 6.07%, 2022	2,609,782	2,725,311
Small Business Administration, 6.34%, 2021	2,688,638	2,785,371
Small Business Administration, 6.35%, 2021	2,353,610	2,438,185
Small Business Administration, 6.44%, 2021	2,578,348	2,677,621
Small Business Administration, 6.625%, 2021	2,825,892	2,974,989
Small Business Administration, 8.625%, 2011	93,823	95,762
Small Business Administration, 8.8%, 2011	68,610	70,380
Small Business Administration, 9.05%, 2009	10,349	10,554
Small Business Administration, 9.1%, 2009	7,999	8,218
Small Business Administration, 9.25%, 2010	29,797	30,337
Small Business Administration, 9.3%, 2010	64,334	66,208
Small Business Administration, 9.5%, 2010	49,980	51,289
Small Business Administration, 9.65%, 2010	39,301	40,461
Small Business Administration, 9.7%, 2010	29,743	30,508
Small Business Administration, 9.9%, 2008	3,360	3,413
Small Business Administration, 10.05%, 2008 - 2009	2,374	2,422
U.S. Department of Housing & Urban Development, 6.36%, 2016	7,000,000	7,400,092
U.S. Department of Housing & Urban Development, 6.59%, 2016	6,599,000	6,638,264

		$100,609,487

U.S. Treasury Obligations – 27.0%
U.S. Treasury Bonds, 7.5%, 2016	$3,421,000	$4,259,946
U.S. Treasury Bonds, 4.75%, 2017	2,555,000	2,688,739
U.S. Treasury Bonds, 6.25%, 2023	8,165,000	9,597,068

2

MFS Government Securities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 6.875%, 2025	$1,307,000	$1,641,306
U.S. Treasury Bonds, 6%, 2026	5,933,000	6,831,755
U.S. Treasury Bonds, 6.75%, 2026	49,895,000	62,173,860
U.S. Treasury Bonds, 6.25%, 2030	3,166,000	3,828,140
U.S. Treasury Bonds, 4.375%, 2038	14,722,000	13,951,392
U.S. Treasury Notes, 4.875%, 2009	65,154,000	67,088,292
U.S. Treasury Notes, 6%, 2009	4,566,000	4,760,055
U.S. Treasury Notes, 6.5%, 2010	10,339,000	11,007,809
U.S. Treasury Notes, 2.125%, 2010	20,559,000	20,374,298
U.S. Treasury Notes, 5.125%, 2011 (f)	78,741,000	83,600,816
U.S. Treasury Notes, 4.125%, 2012	15,630,000	16,150,182
U.S. Treasury Notes, 3.375%, 2012	41,349,000	41,400,686
U.S. Treasury Notes, 4.25%, 2013	2,114,000	2,193,440
U.S. Treasury Notes, 4%, 2014	14,781,000	15,142,440

		$366,690,224

Total Bonds		$1,336,968,404

Money Market Funds (v) – 1.9%
MFS Institutional Money Market Portfolio, 2.45%, at Net Asset Value	26,399,266	$26,399,266

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
Call Options Purchased – 0.0%
U.S. Treasury Future
June 2008 @ 115	118	$18,438

Total Investments		$1,363,386,108

Other Assets, Less Liabilities – (0.5)%		(6,733,482)

Net Assets – 100.0%		$1,356,652,626

(c)	Refunded bond.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,661,012 representing 0.9% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Government Securities Fund

Supplemental Information (Unaudited) 5/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of May 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$26,417,704	$1,336,968,404	$—	$1,363,386,108
Other Financial Instruments	$(265,974)	$—	$—	$(265,974)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,356,593,274

Gross unrealized appreciation	$17,146,270
Gross unrealized depreciation	(10,353,436)

Net unrealized appreciation (depreciation)	$6,792,834

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 5/31/08

Futures contracts outstanding at 5/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	252	$28,467,243	Sep-08	$(134,757)
U.S. Treasury Note 5 yr (Long)	687	75,658,280	Sep-08	(131,217)

				$(265,974)

At May 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

4

MFS Government Securities Fund

Supplemental Information (Unaudited) 5/31/08

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended May 31, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	36,523,941	115,595,247	(125,719,922)	26,399,266

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$234,584	$26,399,266

5

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIII

By (Signature and Title)*	ROBERT J. MANNING

Robert J. Manning, President

Date:  July 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING

Robert J. Manning, President (Principal Executive Officer)

Date:  July 17, 2008

By (Signature and Title)*	MARIA F. DWYER

Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  July 17, 2008

*	Print name and title of each signing officer under his or her signature.